Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Type of Hedge (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 177,789	$ 175,070
Derivative investments
Disclosure of detailed information about financial instruments [line items]
Notional amount	64,761	61,680
Financial assets, at fair value	1,536	2,140
Financial liabilities, at fair value	(1,390)	(1,722)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	414	278
Financial assets, at fair value	1	5
Financial liabilities, at fair value	(2)	(2)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	791	834
Financial assets, at fair value	46	15
Financial liabilities, at fair value	0	(20)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	65,966	62,792
Financial assets, at fair value	1,583	2,160
Financial liabilities, at fair value	$ (1,392)	$ (1,744)